Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.06	$ 0.06
Ordinary shares, authorized	25,000,000	25,000,000
Ordinary shares, issued	6,434,040	2,097,535
Ordinary shares, outstanding	6,434,040	2,097,535